INVENTORIES - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Inventories	R$ 9,169,417	R$ 7,659,737
Gross
INVENTORIES
Finished products	3,894,698	3,302,569
Work in progress	2,045,158	1,426,607
Raw materials	1,934,958	1,611,334
Storeroom supplies	786,401	974,412
Imports in transit	514,321	384,123
Accumulated impairment losses
INVENTORIES
Inventories	R$ (6,119)	R$ (39,308)